Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
Net deferred income tax assets – balance at beginning of the year	₱ 30,466	₱ 27,348
Net deferred income tax liabilities – balance at beginning of the year	(3,366)	(3,567)
Net balance at beginning of the year	27,100	23,781
Movement charged directly to other comprehensive income	591	507
Excess MCIT deducted against RCIT due	(370)
Adjustments due to adoption of IFRS 15	(1,166)
Benefit from (provision for) deferred income tax	(1,375)	2,738	₱ 4,134
Others	(64)	74
Net balance at end of the year	24,716	27,100	23,781
Net deferred income tax assets – balance at end of the year	27,697	30,466	27,348
Net deferred income tax liabilities – balance at end of the year	₱ (2,981)	₱ (3,366)	₱ (3,567)